Accruals and Other Payables	12 Months Ended
Mar. 31, 2025
Accruals and Other Payables [Abstact]
ACCRUALS AND OTHER PAYABLES

16. ACCRUALS AND OTHER PAYABLES

Accruals and other payables consisted of the following:

	As of
	March 31, 2025	March 31, 2024
	US$’000	US$’000
Accrued expenses and other payables	192	47
Salaries payable	2,159	3,214
	2,351	3,261